COMPOSITION OF CERTAIN FINANCIAL STATEMENT CAPTIONS - (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other current assets
Prepaid insurance	$ 116	$ 104
Deposits	48	34
Other assets	120	30
Other current assets	$ 284	$ 168